Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Potomac Defensive Bull Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Potomac Defensive Bull Fund
Average Annual Return, Percent	12.72%	17.85%
Potomac Managed Volatility Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Potomac Managed Volatility Fund
Average Annual Return, Percent	3.44%	2.28%
Potomac Tactical Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Potomac Tactical Opportunities Fund
Average Annual Return, Percent	0.85%	4.45%
Potomac Tactical Rotation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Potomac Tactical Rotation Fund
Average Annual Return, Percent	4.95%	7.12%
S&P 500® Index, Potomac Defensive Bull Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%
Bloomberg Global-Aggregate Total ReturnIndex
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global-Aggregate Total Return Index
Average Annual Return, Percent	8.91%	(1.16%)
S&P 500® Index, Potomac Tactical Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%
S&P 500® Index, Potomac Tactical Rotation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%
S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Aggressive Index
Average Annual Return, Percent	14.22%	11.14%
S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Conservative Index
Average Annual Return, Percent	9.50%	4.13%
S&P Target Risk Balanced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Balanced Index
Average Annual Return, Percent	12.35%	8.34%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Moderate Index
Average Annual Return, Percent	10.46%	5.54%